Average Annual Total Returns{- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund Retail PRO-05 - Fidelity Founders Fund	Fidelity Founders Fund Return Before Taxes Past 1 year	Fidelity Founders Fund Return Before Taxes Since Inception		Fidelity Founders Fund After Taxes on Distributions Past 1 year	Fidelity Founders Fund After Taxes on Distributions Since Inception		Fidelity Founders Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Founders Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	18.96%	27.90%	[1]	16.96%	27.14%	[1]	12.12%	22.16%	[1]	25.66%	22.61%	[1]

[1]	(a)From February 14, 2019